Investments in Affiliates (Schedule of Summarized Balance Sheet Information for Ibn Sina (National Methanol)) (Details) (National Methonal Company (Ibn Sina) [Member], USD $)
In Millions, unless otherwise specified
	Sep. 30, 2012	Sep. 30, 2011
National Methonal Company (Ibn Sina) [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	$ 379	$ 350
Noncurrent assets	205	210
Current liabilities	172	162
Noncurrent liabilities	$ 56	$ 41